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AMERICAS
US Legal Services

J. Neil McMurdie
Senior Counsel
(860) 580-2824
Fax: (860) 580-4844
Neil.McMurdie@us.ing.com

January 11, 2011

Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549

Attn: Filing Desk

Re:	ING Life Insurance and Annuity Company and its Variable Annuity Account C
Prospectus Title: Multiple Sponsored Retirement Options II 403(b), 457, 401(a)
and 401(k)
File Nos.: 333-167680 and 811-02513
Rule 497(j) Filing

Ladies and Gentlemen:

On behalf of ING Life Insurance and Annuity Company and its Variable Annuity Account C, we hereby certify pursuant to Rule 497(j) under the Securities Act of 1933, as amended, that:

·	The form of Prospectus and Statement of Additional Information that would have been filed under Rule 497(c)
would not have differed from that contained in the most recent pre-effective amendment to the above-
referenced Registration Statement; and

·	The text of the most recent pre-effective amendment to the above-referenced Registration Statement was filed electronically by EDGARLink on December 16, 2010, and was declared effective on
December 17, 2010.

If you have any questions, please call the undersigned at 860-580-2824.

Sincerely,

/s/ J. Neil McMurdie
J. Neil McMurdie

	Windsor Site	ING North America Insurance Corporation
One Orange Way, C1S
Windsor, CT 06095-4774